Income Taxes - Changes in valuation allowance (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Balance at Beginning of Year	$ 1,505		$ 1,244
Provision Charged (Credited ) to Expense	112	$ (20)	261
Acquired		77
Balance at End of Year	$ 1,617	$ 57	$ 1,505